Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2024-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

We have adopted a clawback policy that allows us to recoup certain incentive-based compensation in the event of an accounting restatement resulting from material noncompliance with financial reporting requirements under U.S. federal securities laws. The Clawback Policy is included as an exhibit to the Form 10-K.